Business (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business [Abstract]
Business
1. Business
American Oncology Network, LLC (“AON” or the “Company”), through its subsidiary company and variable interest entities (together, “its subsidiaries”), is an alliance of physicians and seasoned healthcare leaders who provide comprehensive oncology services across 31 oncology practices located in eighteen states (Arizona, Arkansas, Florida, Georgia, Iowa, Idaho, Indiana, Louisiana, Maryland, Missouri, Michigan, North Carolina, Nevada, Ohio, South Carolina, Texas, Virginia and Washington). The Company also provides expertise in drug procurement and payor contracting, along with practice diversification through centralized laboratory and pathology services, as well as specialty pharmacy services. During the six months ended June 30, 2023 and 2022, the Company entered into affiliation agreements with or acquired the following oncology practices.

Six Months Ended June 30, 2022		Six Months Ended June 30, 2023
State	Effective Date	State	Effective Date
Arizona	1/1/2022	Texas(a)	6/12/2023
Georgia(a)	1/1/2022
Louisiana(a)	1/17/2022
Georgia(a)	4/5/2022
Georgia(a)	5/1/2022

(a)
The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.

The operations of the practices that were acquired have been included in the Company’s condensed consolidated financial statements since the date of acquisition. The Company intends to continue to pursue additional purchases of physician practices in addition to seeking out new affiliation relationships.
Business Combination Agreements
On October 5, 2022, and as amended and restated on January 6, 2023, and as further amended and restated on April 27, 2023 (“Second Amended and Restated Business Combination Agreement”), the Company announced that it entered into a definitive Business Combination Agreement (“Business Combination”) with Digital Transformation Opportunities Corp. (“DTOC”), a special purpose acquisition company. The transaction is expected to close in the second half of 2023, subject to approval by DTOC stockholders and other customary closing conditions. The Business Combination Agreement provides for the Company to pay an $18.0 million termination fee to the Sponsor should the Company enter into a definitive agreement with another party providing for an alternative business combination transaction.
On June 7, 2023, AON sold 2,459 AON Class C Units at an aggregate purchase price of $65.0 million to GEF AON Holdings Corp., net of $0.8 million of offering costs. GEF AON Holdings Corp. has an option to purchase an additional 378 AON Class C Units until the closing of the Business Combination at a purchase price of $26,423 per Unit. In connection with this investment, AON amended and restated its operating agreement, to among other things, authorize 2,837 AON Class C Units of which 2,459 were issued and outstanding as of June 30, 2023. See Note 11 for a discussion of rights and privileges of Class C Units and related accounting for such Units and option to purchase additional Units.
On June 14, 2023, AON and DTOC amended and restated the Second Amended and Restated Business Combination Agreement to provide for, among other things, the merger of DTOC MergerSub, Inc. (“Merger Sub”) with and into GEF AON Holdings Corp. (the “AON Class C Preferred Investor”) whereby the separate existence of Merger Sub will cease. New AON (defined as American Oncology Network Inc. (f/k/a Digital Transformation Opportunities Corp.) and its consolidated subsidiaries, after giving effect to the Business Combination) will issue a number of shares of New AON Series A Preferred Stock equal to the number of AON Series A preferred Units held by the AON Class C Preferred Investor to AEA Growth Management LP, the parent of AON Class C Preferred Investor (“AEA Growth”) in exchange for all the shares of common stock held by AEA Growth in the AON Class C Preferred Investor. In addition, the following will be implemented:
•	merger of the AON Class C Preferred Investor with and into New AON,
•	reclassification and exchange of the AON Class C Units, including any accrued interest thereon, for AON Series A preferred Units at the Per Company Class C Unit Exchange Ratio, and
•	removal of the minimum cash requirement of $60.0 million included in the Business Combination Agreement.

1. Business
American Oncology Network, LLC (“AON LLC”, or the “Company”) was formed on February 23, 2017 and began operations in September 2018. The Company, through its subsidiary company and variable interest entities (together, “its subsidiaries”), is an alliance of physicians and seasoned healthcare leaders who provide comprehensive oncology services through 24 oncology practices located in Arkansas, Louisiana, Indiana, Virginia, Ohio, Nevada, Iowa, Missouri, Washington, North Carolina, Michigan, Maryland, South Carolina, Arizona, and Georgia. The Company also provides expertise in drug procurement and payor contracting, along with practice diversification through centralized laboratory and pathology services, as well as specialty pharmacy services. During the years ended December 31, 2022, 2021, and 2020, respectively, the Company entered into affiliation agreements with or acquired the following oncology practices. The operations of the practices that were acquired have been included in the Company’s consolidated financial statements since the date of acquisition. The Company intends to continue to pursue additional purchases of physician practices in addition to seeking out new affiliation relationships.

2020			2021			2022
	State	Effective Date		State	Effective Date		State	Effective Date
Location 12	North Carolina	4/1/2020	Location 18	Maryland	3/1/2021	Location 23	Arizona	1/1/2022
Location 13	Maryland	5/1/2020	Location 19	Arizona	4/1/2021	Location 24	Georgia(a)	1/1/2022
Location 14	Virginia	5/1/2020	Location 20	Washington	5/1/2021	Location 25	Louisiana(a)	1/17/2022
Location 15	Michigan	7/1/2020	Location 21	Georgia(a)	8/1/2021	Location 26	Georgia(a)	4/5/2022
Location 16	Washington	8/1/2020	Location 22	Arizona	11/1/2021	Location 27	Georgia(a)	5/1/2022
Location 17	Georgia and South Carolina	9/1/2020				Location 28	Georgia(a)	9/20/2022

(a)
The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.

Business Combination Agreement
On October 5, 2022, and as amended and restated on January 6, 2023 and April 27, 2023, the Company announced that it entered into a definitive Business Combination Agreement with Digital Transformation Opportunities Corp. (“DTOC”), a special purpose acquisition company (the “DTOC Transaction”). The Transaction is expected to close in the second half of 2023, subject to approval by DTOC stockholders and other customary closing conditions. The Business Combination Agreement provides for the Company to pay an $18.0 million termination fee to the Sponsor should the Company enter into a definitive agreement with another party providing for an alternative business combination transaction.